UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01241
Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Intermediate Bond Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Security	Principal Amount (000’s omitted)	Value

Asset Backed Securities — 22.5%

American Express Credit Account Master Trust, Series 2003-3, Class A, 2.51%, 11/15/10 (1)	$475	$476,485
Capital One Auto Finance Trust, Series 2003-B, Class A2, 1.64%, 5/15/06	93	93,114
Capital One Prime Auto Receivables Trust, Series 2003-1, Class A3, 1.97%, 4/15/07	139	138,546
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	250	250,641
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	297,621
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	500	496,406
Chemical Master Credit Card Trust, Series 1996-2, Class A, 5.98%, 9/15/08	175	179,614
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	150	149,483
Onyx Acceptance Auto Trust, Series 2003-C, Class A3, 1.87%, 8/15/07	382	380,122

Total Asset Backed Securities (identified cost, $2,477,371)		$2,462,032

Corporate Bonds & Notes — 14.8%

Citigroup, Inc., 6.50%, 1/18/11	250	279,516
Countrywide Home Loan, 5.625%, 7/15/09	250	265,095
Emerson Electric, 7.125%, 8/15/10	200	229,318
Morgan Stanley, 5.30%, 3/1/13	250	257,856
Target Corp., 7.50%, 8/15/10	250	292,623
Verizon Global Funding Corp., 7.375%, 9/1/12	250	294,638

Total Corporate Bonds & Notes (identified cost, $1,508,929)		$1,619,046

Collateralized Mortgage Obligations — 26.9%

Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	51	51,145
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22	22	22,332
Federal Home Loan Mortgage Corp., Series 2098, Class VA, 6.00%, 10/15/05	27	27,093
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	234	234,204
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	433	435,276
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	466	468,210
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	400	405,737
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	150	152,930
Federal National Mortgage Assn., Series 2002-57, Class BA, 6.00%, 6/25/29	15	14,715
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	276	276,980
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	201	198,054
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	507,328
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	159	160,187

Total Collateralized Mortgage Obligations (identified cost, $3,006,675)		$2,954,191

1

U.S. Government Agencies — 16.1%

Federal Home Loan Bank, 5.125%, 3/6/06	$250	$255,944
Federal Home Loan Mortgage Corp., 6.875%, 1/15/05	450	450,588
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	206,977
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	216,212
Federal National Mortgage Assn., 4.375%, 9/15/12	265	265,539
Federal National Mortgage Assn., 4.625%, 10/15/14	100	100,270
Federal National Mortgage Assn., 6.25%, 2/1/11	250	274,428

Total U.S. Government Agencies (identified cost, $1,723,144)		$1,769,958

Mortgage-Backed Securities — 5.9%

Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	11	11,279
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	391	390,419
Federal National Mortgage Assn., Pool #735095, 4.50%, 12/1/19	248	247,487

Total Mortgage-Backed Securities (identified cost, $647,323)		$649,185

U.S. Treasury Obligations — 12.1%

U.S. Treasury Note, 3.875%, 2/15/13	800	789,563
U.S. Treasury Note, 4.25%, 8/15/14	300	300,762
U.S. Treasury Note, 4.75%, 5/15/14	150	156,363
U.S. Treasury Strip, 0.00%, 5/15/09	95	81,469

Total U.S. Treasury Obligations (identified cost, $1,291,099)		$1,328,157

Total Investments — 98.3% (identified cost $10,654,541)		$10,782,569

Other Assets, Less Liabilities — 1.7%		$182,067

Net Assets — 100.0%		$10,964,636

(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2004.

2

The Fund did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,694,243
Gross unrealized appreciation	$180,240
Gross unrealized depreciation	(91,914)
Net unrealized appreciation	$88,326

3

Eaton Vance-Atlanta Capital Large-Cap Growth Fund  as of December 31, 2004 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (formerly Atlanta Capital Large-Cap Growth Fund) (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At December 31, 2004, the value of the Fund’s investment in the Portfolio was $35,678,365 and the Fund owned approximately 99.7% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Advertising — 1.9%
Omnicom Group, Inc.	8,000	$674,560
		$674,560

Banks — 3.6%
Bank of America Corp.	16,000	751,840
Fifth Third Bancorp	11,100	524,808
		$1,276,648

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	12,000	608,760
		$608,760

Biotechnology — 2.1%
Amgen, Inc.(1)	11,600	744,140
		$744,140

Chemicals — 1.6%
Rohm and Haas Co.	13,300	588,259
		$588,259

Computer Hardware — 3.4%
Dell, Inc.(1)	16,700	703,738
Hewlett-Packard Co.	25,000	524,250
		$1,227,988

Diversified Financial Services — 8.3%
A.G. Edwards, Inc.	11,000	475,310
American Express Co.	14,000	789,180
Franklin Resources, Inc.	12,000	835,800
Merrill Lynch & Co., Inc.	14,600	872,642
		$2,972,932

Electrical Equipment — 2.4%
Emerson Electric Co.	12,000	841,200
		$841,200

Electronic Equipment & Instruments — 1.0%
Molex, Inc.	12,000	360,000
		$360,000

1

Food Distributors — 1.4%
Sysco Corp.	13,000	$496,210
		$496,210

General Merchandise — 1.8%
Wal-Mart Stores, Inc.	12,100	639,122
		$639,122

Health and Personal Care — 1.4%
Alberto-Culver Co.	10,000	485,700
		$485,700

Health Care - Drugs Major — 8.7%
Forest Laboratories, Inc.(1)	14,000	628,040
Johnson & Johnson Co.	11,000	697,620
Lilly (Eli) & Co.	7,000	397,250
Pfizer, Inc.	32,850	883,336
Schering-Plough Corp.	25,000	522,000
		$3,128,246

Health Care - Equipment — 2.6%
Medtronic, Inc.	19,000	943,730
		$943,730

Health Care - Facility — 1.4%
Health Management Associates, Inc., Class A	22,100	502,112
		$502,112

Health Services — 1.3%
Express Scripts, Inc.(1)	6,000	458,640
		$458,640

Household Products — 3.7%
Mohawk Industries, Inc.(1)	5,000	456,250
Procter & Gamble Co.	16,000	881,280
		$1,337,530

Industrial Conglomerates — 3.3%
General Electric Co.	32,000	1,168,000
		$1,168,000

Industrial Gases — 1.6%
Air Products and Chemicals, Inc.	10,000	579,700
		$579,700

2

Insurance - Life and Health — 4.4%
Aflac Corp.	13,000	$517,920
Lincoln National Corp.	13,000	606,840
UnitedHealth Group, Inc.	5,000	440,150
		$1,564,910

Insurance - Multiline — 1.6%
American International Group, Inc.	8,750	574,613
		$574,613

IT Consulting and Services — 6.5%
CDW Corp.	10,000	663,500
First Data Corp.	11,431	486,275
Fiserv, Inc.(1)	17,000	683,230
SunGard Data Systems, Inc.(1)	17,500	495,775
		$2,328,780

Machinery - Industrial — 2.0%
Dover Corp.	17,400	729,756
		$729,756

Manufacturing - Diversified — 4.5%
3M Co.	9,000	738,630
Cooper Industries Ltd., Class A	6,000	407,340
Illinois Tool Works, Inc.	5,000	463,400
		$1,609,370

Metals - Industrial — 1.3%
Alcoa, Inc.	15,000	471,300
		$471,300

Networking Equipment — 2.4%
Cisco Systems, Inc.(1)	43,600	841,480
		$841,480

Oil and Gas - Exploration and Production — 3.5%
Apache Corp.	12,000	606,840
EOG Resources, Inc.	9,000	642,240
		$1,249,080

Oil and Gas - Integrated — 2.3%
Exxon Mobil Corp.	16,000	820,160
		$820,160

3

Printing and Business Products — 1.7%
Avery Dennison Corp.	10,000	$599,700
		$599,700

Retail - Food and Drug — 1.8%
Walgreen Co.	17,000	652,290
		$652,290

Retail - Home Improvement — 2.4%
Home Depot, Inc. (The)	20,000	854,800
		$854,800

Retail - Office Supplies — 1.4%
Staples, Inc.	15,000	505,650
		$505,650

Retail - Specialty and Apparel — 3.2%
Bed Bath and Beyond, Inc.(1)	12,600	501,858
Kohl’s Corp.(1)	13,000	639,210
		$1,141,068

Semiconductors — 4.2%
Intel Corp.	39,300	919,227
Linear Technology Corp.	15,000	581,400
		$1,500,627

Systems Software — 2.8%
Microsoft Corp.	38,000	1,014,980
		$1,014,980

Total Common Stocks (identified cost $29,577,001)		$35,492,041

Total Investments — 99.2% (identified cost $29,577,001)		$35,492,041

Other Assets, Less Liabilities — 0.8%		$293,681

Net Assets — 100.0%		$35,785,722

(1)           Non-income producing security.

4

The Portfolio did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,577,001
Gross unrealized appreciation	$6,268,994
Gross unrealized depreciation	(353,954)
Net unrealized appreciation	$5,915,040

5

Eaton Vance-Atlanta Capital Small-Cap Fund  as of December 31, 2004 (Unaudited)

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At December 31, 2004, the value of the Fund’s investment in the Portfolio was $19,514,306 and the Fund owned approximately 86.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Portfolio	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Advertising — 2.4%
Grey Global Group, Inc.	500	$549,995
		$549,995

Advertising and Marketing Services — 1.5%
ADVO, Inc.	9,700	345,805
		$345,805

Air Freight — 2.7%
Forward Air Corp. (1)	13,500	603,450
		$603,450

Airlines — 1.9%
SkyWest, Inc.	21,400	429,284
		$429,284

Apparel Manufacturer — 1.4%
Columbia Sportswear Co. (1)	5,400	321,894
		$321,894

Applications Software — 7.1%
ANSYS, Inc. (1)	11,800	378,308
Fair Isaac Corp.	6,562	240,694
Jack Henry & Associates, Inc.	19,600	390,236
Kronos, Inc. (1)	5,350	273,545
National Instruments Corp.	11,350	309,287
		$1,592,070

Auto and Parts — 1.3%
Adesa, Inc.	14,000	297,080
		$297,080

Automobiles — 1.4%
Winnebago Industries	8,000	312,480
		$312,480

Banks — 8.1%
Boston Private Financial Holdings, Inc.	11,200	315,504
Capital City Bank Group, Inc.	9,000	376,200

Seacoast Banking Corp. of Florida	21,620	$481,045
Texas Regional Bancshares, Class A	10,173	332,454
UCBH Holdings, Inc.	7,000	320,740
		$1,825,943

Broadcast Media — 2.3%
Cox Radio, Inc., Class A (1)	13,800	227,424
Radio One, Inc., Class A (1)	2,300	37,030
Radio One, Inc., Class D (1)	15,500	249,860
		$514,314

Building Materials — 1.6%
Elkcorp	10,400	355,888
		$355,888

Business Services — 1.0%
Arbitron, Inc. (1)	5,700	223,326
		$223,326

Construction - Cement — 3.2%
Florida Rock Industries, Inc.	12,000	714,360
		$714,360

Consumer Finance — 1.9%
Financial Federal Corp.	11,000	431,200
		$431,200

Containers and Packaging — 1.6%
AptarGroup, Inc.	6,900	364,182
		$364,182

Distribution/Wholesale — 1.7%
Scansource, Inc. (1)	6,000	372,960
		$372,960

Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc. (1)	11,750	795,945
		$795,945

Electric Utilities — 1.1%
ALLETE, Inc.	6,433	236,413
		$236,413

Electrical Equipment — 3.6%
Brady Corp., Class A	3,500	218,995

Genlyte Group Inc., (The) (1)	7,000	$599,760
		$818,755

Engineering & Construction — 1.4%
Jacobs Engineering Group, Inc. (1)	6,400	305,856
		$305,856

Entertainment — 1.8%
Speedway Motorsports, Inc.	10,300	403,554
		$403,554

Food Distributors — 1.2%
Performance Food Group Co. (1)	10,000	269,100
		$269,100

Gas Utilities — 0.9%
Piedmont Natural Gas Co., Inc.	8,600	199,864
		$199,864

Health Care - Equipment — 3.7%
Diagnostic Products Corp.	6,000	330,300
Young Innovations, Inc.	15,000	505,950
		$836,250

Health Care - Supplies — 1.5%
ICU Medical, Inc. (1)	12,350	337,649
		$337,649

Health Services — 2.7%
CorVel Corp. (1)	11,000	294,580
Renal Care Group, Inc. (1)	8,600	309,514
		$604,094

Household Products — 1.0%
Church & Dwight Co., Inc.	6,450	216,849
		$216,849

Housewares — 2.5%
Matthews International Corp.	15,400	566,720
		$566,720

Industrial Conglomerate — 1.3%
Carlisle Companies, Inc.	4,400	285,648
		$285,648

Insurance - Property and Casualty — 4.2%
Midland Co.	11,000	$343,970
RLI Corp.	9,400	390,758
Triad Guaranty, Inc. (1)	3,400	205,632
		$940,360

IT Consulting & Services — 3.8%
FactSet Research Systems, Inc.	9,000	525,960
Manhattan Associates, Inc. (1)	13,600	324,768
		$850,728

Leisure - Products — 1.0%
Polaris Industries, Inc.	3,300	224,466
		$224,466

Machinery - Industrial — 1.7%
Graco, Inc.	10,425	389,374
		$389,374

Medical Services/Supplies — 1.0%
Mentor Corp.	7,000	236,180
		$236,180

Metals - Industrial — 1.3%
Simpson Manufacturing Co., Inc.	8,600	300,140
		$300,140

Multi-Utilities — 1.9%
Energen Corp.	7,300	430,335
		$430,335

Oil and Gas - Equipment and Services — 0.8%
CARBO Ceramics, Inc.	2,500	172,500
		$172,500

Oil and Gas - Exploration and Production — 1.0%
Houston Exploration Co. (1)	4,000	225,240
		$225,240

Packaged Foods — 1.0%
Tootsie Roll Industries, Inc.	6,727	232,956
		$232,956

Publishing — 1.0%
Lee Enterprises, Inc.	5,000	$230,400
		$230,400

Restaurants — 1.7%
Sonic Corp. (1)	12,775	389,638
		$389,638

Retail - Food — 1.9%
Casey’s General Stores, Inc.	12,000	217,800
Ruddick Corp.	9,600	208,224
		$426,024

Semiconductors — 0.9%
Power Integrations, Inc. (1)	10,500	207,690
		$207,690

Services - Diversified Commercial — 2.9%
ABM Industries, Inc.	21,760	429,107
G & K Services, Inc.	4,900	212,758
		$641,865

Specialty Store — 1.9%
Aaron Rents, Inc.	17,000	425,000
		$425,000

Waste Management — 2.5%
Landauer, Inc.	12,500	571,250
		$571,250

Total Common Stocks (identified cost $15,831,974)		$22,025,074

Total Investments — 97.8% (identified cost $15,831,974)		$22,025,074

Other Assets, Less Liabilities — 2.2%		$504,737

Net Assets — 100.0%		$22,529,811

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,831,974
Gross unrealized appreciation	$6,501,936
Gross unrealized depreciation	(308,836)
Net unrealized appreciation	$6,193,100

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	February 16, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 16, 2005